Taxation	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Taxation
18.	TAXATION
Enterprise income tax
Cayman Islands
The Company is a company incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and its Consolidated VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.
Singapore
Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2022, 2023 and 2024. Garena Online was granted five-year Development and Expansion Incentive (“DEI”) by the Singapore Economic Development Board (the “EDB”) commencing from January 1, 2022, which grants a concessionary tax rate of 10.5% from January 1, 2022 to December 31, 2026 on qualifying income, subject to certain terms and conditions imposed by the EDB.
Others
Subsidiaries incorporated in other countries are subject to the respective applicable corporate income tax rates of the countries where they are resident.

Income tax expense comprises:

	Year ended December 31,
	2022	2023	2024
	$	$	$

Current income tax	272,070	317,893	468,920
Deferred tax	(140,553)	(94,551)	(193,361)
Withholding tax expense	36,878	39,338	45,609

	168,395	262,680	321,168

The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31,
	2022	2023	2024
	$	$	$

(Loss) Income before income tax and share of results of equity investees	(1,500,533)	432,394	778,783

Tax expense computed at tax rate of 17%	(255,091)	73,507	132,393
Changes in valuation allowance	389,129	44,491	(68,734)
Non-taxable and non-deductible items	25,387	(11,306)	30,124
Effect of concessionary tax rate and tax reliefs	(117,558)	(42,696)	(48,627)
Withholding tax expense	36,878	39,338	45,609
Foreign tax effects	85,204	154,756	101,966
Changes in unrecognized tax benefits	–	6,000	131,893
Others	4,446	(1,410)	(3,456)

	168,395	262,680	321,168

Deferred tax
The significant components of deferred taxes are as follows:

	As of December 31,
	2023	2024
	$	$
Deferred tax assets
Property and equipment	16,094	17,999
Deferred revenue	161,981	182,068
Unutilized tax losses and unused capital allowances	2,197,209	2,013,487
Provision and accrued expenses	74,330	81,762
Allowance for credit losses	56,308	89,558
Others	19,437	31,998
Valuation allowance	(2,159,905)	(1,860,574)

Total deferred tax assets	365,454	556,298

Deferred tax liabilities
Property and equipment	(7,853)	(7,843)
Deferred payment channel costs	(24,483)	(28,991)
Others	(4,290)	(2,489)

Total deferred tax liabilities	(36,626)	(39,323)

Net deferred tax assets	328,828	516,975

The use of these tax losses and capital allowances is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the jurisdiction in which the entity operates. These tax losses have no expiry date except tax losses approximating to $2,189,029 and $1,505,464 as of December 31, 2023 and 2024, respectively. The tax losses of $1,505,464 as of December 31, 2024 will expire from 2025 to 2036.
The utilization of deferred tax assets recognized by the Company is dependent upon future taxable income in excess of income arising from the reversal of existing taxable temporary differences.
As of December 31, 2024, no deferred tax liability has been recogni
z
ed on the undistributed earnings of its foreign subsidiaries as the Company either intends to permanently reinvest the undistributed earnings to fund its future operations or no withholding tax is imposed on the remittance of undistributed earnings in certain jurisdiction.

Unrecognized tax benefits
The Company has filed the tax returns for years through 2023 for the major tax jurisdictions. These returns are subject to examination by the taxing authorities in the respective jurisdictions, generally for five years. It is possible that the amount of unrecognized tax benefits will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this time.
A reconciliation of the beginning and ending unrecognized tax benefits, excluding interest and penalties are as follows:

$

Balance as of January 1, 2023	107
Additions based on tax positions related to the current year	2,000
Additions for tax positions for prior years	4,000

Balance as of December 31, 2023	6,107
Additions based on tax positions related to the current year	30,200
Additions for tax positions for prior years	72,300
Reductions for tax positions of prior years	(107)

Balance as of December 31, 2024	108,500

As
of December 31, 2023 and 2024, there are $6,107 and $108,500 of unrecognized tax benefits that would affect the annual effective tax rate, respectively.
During the years ended December 31, 2022, 2023 and 2024, the Company recognized nil, nil and $29,500 interest and penalties related unrecognized tax benefits, respectively.